BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION
BASIS OF PREPARATION

2.           BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair value.

These consolidated financial statements were authorized for issue by the Board of Directors on February 11, 2020.

Change in accounting policies – IFRS 16, Leases (“IFRS 16”)

The Company adopted IFRS 16 effective January 1, 2019 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17, Leases (“IAS 17”) and IFRIC 4, Determining Whether an Arrangement Contains a Lease. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize a right of use asset (“ROU asset”) and a lease obligation at the lease commencement date.

Accounting policy applicable from January 1, 2019

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•	The contract involves the use of an identified asset, either explicitly or implicitly, including consideration of supplier substitution rights;
•	The Company has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
•	The Company has the right to direct the use of the asset.

The ROU asset is initially measured based on the initial amount of the lease obligation plus any initial direct costs incurred less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using either the straight-line or units-of-production method depending on which method more accurately reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease obligation.

The lease obligation is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The lease obligation is measured at amortized cost using the effective interest method and remeasured when there is a change in future lease payments. Future lease payments can arise from a change in an index or rate, if there is a change in the Company’s estimate of the expected payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease obligation is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded to the statement of earnings if the carrying amount of the ROU asset has been reduced to zero.

Accounting policy applicable before January 1, 2019

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. It requires consideration as to whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

A reassessment is made after inception of the lease only if one of the following applies: (a) there is a change in contractual terms, other than a renewal or extension of the arrangement; (b) a renewal option is exercised or extension granted, unless the term of the renewal or extension was initially included in the lease term; (c) there is a change in the determination of whether fulfillment is dependent on a specified asset; or (d) there is a substantial change to the asset.

Where a reassessment is made, lease accounting shall commence or cease from the date when the changes in circumstances gave rise to the reassessment or at the date of the renewal or extension period.

Finance leases, which transfer to the Company substantially all the risks and rewards incidental to ownership of the leased item, are capitalized at the commencement of the lease term (the date from which the lessee is entitled to exercise its right to use the leased asset) at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Minimum lease payments were the payments over the lease term that the lessee was required to make, excluding any contingent rent. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset and the lease term, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term.

A lease is classified as an operating lease if it does not transfer substantially all the risks and rewards incidental to ownership. Operating lease payments are recognized as an expense in the statement of earnings on a straight-line basis over the lease term.

Impact of transition to IFRS 16

The Company previously classified leases as operating or finance leases, based on the Company’s assessment of whether the lease transferred significantly all the risks and rewards incidental to ownership of the underlying asset. Under IFRS 16, the Company recognizes ROU assets and lease obligations for most leases.

At transition, lease obligations were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rate as at January 1, 2019. ROU assets were measured at an amount equal to the lease obligation, adjusted by the amount of any prepaid or accrued lease payments.

The Company has elected to apply the practical expedient not to recognize ROU assets and lease obligations for short-term leases that have a lease term of twelve months or less and leases of low-value assets. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

For leases that were classified as finance leases under IAS 17, the carrying amount of the ROU asset and the lease obligation at January 1, 2019 are determined as the carrying amount of the lease asset and lease obligation under IAS 17 immediately before that date.

Incremental ROU assets and lease obligations of $11,891 were recorded as of January 1, 2019, with no net impact on deficit. When measuring lease obligations, the Company discounted lease payments using the Company’s incremental borrowing rate of 5.7% at January 1, 2019.

The following table reconciles the Company's operating lease commitments at December 31, 2018, as previously disclosed in the Company's annual consolidated financial statements, to the lease obligation recognized on initial application of IFRS 16 at January 1, 2019.

Adoption of
IFRS 16
Operating lease commitments - December 31, 2018	$13,804
Adjustments from adoption of IFRS 16	(96)
Operating lease commitments - December 31, 2018	13,708

IFRS 16 recognition exemptions:
Short-term leases	(727)
Low-value leases	(24)
Effect from discounting using the incremental borrowing rate - January 1, 2019	(1,066)
Lease obligation recognized on adoption of IFRS 16	11,891
Finance lease obligation (IAS 17) - December 31, 2018	748
Lease obligation - January 1, 2019	$12,639

For presentation on the statement of financial position, the current portion of the lease obligation was classified within accounts payable and accrued liabilities and the non-current portion within other liabilities. ROU assets were included within mineral properties, plant and equipment.